Deposits (Detail Textuals) (USD $)	1 Months Ended
	Dec. 31, 2010 RMT Agreements	Mar. 26, 2012 SDG&E	Jun. 30, 2012 SCE
Schedule Of Deposits Assets [Line Items]
Number of agreements	2
Engineering, Procurement and Construction Agreements	$ 53,000,000
Delivery term security deposit		483,140
Large generator interconnection agreement deposit			100,000
Interconnection study deposit			$ 500,000